Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.
	As of June 30, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$110,140	$-	$110,140
Foreign currency derivative contracts	-	97	-	97

Total financial assets	$-	$110,237	$-	$110,237

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$127,960	$-	$127,960
Foreign currency derivative contracts	-	16	-	16

Total financial assets	$-	$127,976	$-	$127,976